Investments - Net carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments
Book value	€ 12,630	€ 12,092	€ 5,887
Associates
Investments
Book value	4,327	4,977
Associates | Var Energi ASA
Investments
Book value	€ 447	€ 763
% of the investment in associate	63.04%	63.08%
Associates | Abu Dhabi Oil Refining Company (Takreer)
Investments
Book value	€ 2,434	€ 2,497
% of the investment in associate	20.00%	20.00%
Associates | QatarEnergy LNG NFE (5)
Investments
Book value	€ 439	€ 302
% of the investment in associate	25.00%	25.00%
Associates | Coral FLNG SA
Investments
Book value	€ 239	€ 330
% of the investment in associate	25.00%	25.00%
Associates | Novamont SpA
Investments
Book value		€ 255
% of the investment in associate		35.00%
Associates | ADNOC Global Trading Ltd
Investments
Book value	€ 145	€ 158
% of the investment in associate	20.00%	20.00%
Associates | Novis Renewables Holdings Llc
Investments
Book value	€ 70	€ 74
% of the investment in associate	49.00%	49.00%
Associates | Bluebell Solar Class A Holdings II LlC
Investments
Book value	€ 70	€ 73
% of the investment in associate	99.00%	99.00%
Associates | United Gas Derivatives Co
Investments
Book value	€ 81	€ 72
% of the investment in associate	33.33%	33.33%
Associates | Altre
Investments
Book value	€ 402	€ 453
Joint ventures
Investments
Book value	8,250	7,065
Joint ventures | Mozambique Rovuma Venture SpA
Investments
Book value	€ 343	€ 308
% of the investment in joint venture	35.71%	35.71%
Joint ventures | Cardon IV SA
Investments
Book value	€ 443	€ 433
% of the investment in joint venture	50.00%	50.00%
Joint ventures | Azule Energy Holdings Ltd
Investments
Book value	€ 4,750	€ 5,073
% of the investment in joint venture	50.00%	50.00%
Joint ventures | St. Bernard Renewables Llc
Investments
Book value	€ 829
% of the investment in joint venture	50.00%
Joint ventures | Saipem SpA
Investments
Book value	€ 722	€ 645
% of the investment in joint venture	31.20%	31.20%
Joint ventures | SeaCorridor Srl
Investments
Book value	€ 530
% of the investment in joint venture	50.10%
Joint ventures | Vårgrønn AS
Investments
Book value	€ 336	€ 370
% of the investment in joint venture	65.00%	65.00%
Joint ventures | GreenIT SpA [member]
Investments
Book value	€ 92	€ 74
% of the investment in joint venture	51.00%	51.00%
Joint ventures | Lotte Versalis Elastomers Co Ltd
Investments
Book value	€ 43	€ 41
% of the investment in joint venture	50.00%	50.00%
Joint ventures | Hergo Renewables SpA [member]
Investments
Book value	€ 32	€ 33
% of the investment in joint venture	65.00%	65.00%
Joint ventures | LabAnalysis Environmental Scienze Srl
Investments
Book value	€ 25
% of the investment in joint venture	30.00%
Joint ventures | Societa Oleodotti Meridionali - SOM SpA
Investments
Book value	€ 21	€ 29
% of the investment in joint venture	70.00%	70.00%
Joint ventures | Altre
Investments
Book value	€ 84	€ 59
Investments in unconsolidated entities controlled by Eni
Investments
Book value	53	50
Investments in unconsolidated entities controlled by Eni | Altre
Investments
Book value	€ 53	€ 50